Provisions - Summary of Movement of Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of Provisions [Line Items]
Other provisions beginning balance	€ 1,130
Additions through business combinations	9
Charges	344
Releases	(180)
Utilisation	(238)
Currency translation	26
Other provisions ending balance	1,091
Restructuring
Disclosure of Provisions [Line Items]
Other provisions beginning balance	264
Charges	153
Releases	(78)
Utilisation	(118)
Currency translation	6
Other provisions ending balance	227
Legal
Disclosure of Provisions [Line Items]
Other provisions beginning balance	227
Additions through business combinations	7
Charges	55
Releases	(9)
Utilisation	(60)
Currency translation	3
Other provisions ending balance	223
Brazil indirect taxes
Disclosure of Provisions [Line Items]
Other provisions beginning balance	74
Charges	10
Releases	(26)
Utilisation	(2)
Currency translation	1
Other provisions ending balance	57
Other
Disclosure of Provisions [Line Items]
Other provisions beginning balance	565
Additions through business combinations	2
Charges	126
Releases	(67)
Utilisation	(58)
Currency translation	16
Other provisions ending balance	€ 584